Quarterly Holdings Report
for

Fidelity® International Discovery Fund

January 31, 2021

IGI-QTLY-0321
1.813016.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 1.1%
Bapcor Ltd.	6,711,105	$38,570
National Storage (REIT) unit	35,189,900	51,367
Rio Tinto Ltd.	4,347	366
Technology One Ltd.	2,676,500	17,653

TOTAL AUSTRALIA		107,956

Austria - 1.0%
Erste Group Bank AG	1,831,834	56,131
Wienerberger AG	1,489,364	50,680

TOTAL AUSTRIA		106,811

Bailiwick of Jersey - 0.5%
Experian PLC	1,463,211	51,143
Belgium - 1.6%
KBC Groep NV	1,540,880	107,933
UCB SA	500,940	51,989

TOTAL BELGIUM		159,922

Canada - 1.3%
Constellation Software, Inc.	58,847	71,688
Lundin Mining Corp.	3,401,600	30,325
Suncor Energy, Inc.	1,569,323	26,250
Topicus.Com, Inc. (a)(b)	109,444	412

TOTAL CANADA		128,675

Cayman Islands - 3.9%
Akeso, Inc. (c)	4,658,000	32,502
Alibaba Group Holding Ltd. (a)	2,561,950	81,302
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	5,449,513	29,802
JD.com, Inc. Class A	1,143,879	50,726
Kangji Medical Holdings Ltd.	1,197,000	1,763
Kuaishou Technology (a)	195,600	2,901
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	208,814	34,976
Tencent Holdings Ltd.	1,440,141	128,321
Zai Lab Ltd. (a)	240,203	38,066

TOTAL CAYMAN ISLANDS		400,359

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	101,000	33,252
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	2,065,727	20,782
WuXi AppTec Co. Ltd. (H Shares) (c)	1,135,265	27,089

TOTAL CHINA		81,123

Denmark - 2.6%
A.P. Moller - Maersk A/S Series B	13,000	26,704
Netcompany Group A/S (a)(c)	191,814	17,950
ORSTED A/S (c)	530,017	100,925
Vestas Wind Systems A/S	579,918	124,519

TOTAL DENMARK		270,098

Finland - 1.0%
Musti Group OYJ	579,468	18,129
Neste Oyj	1,149,900	81,327

TOTAL FINLAND		99,456

France - 5.9%
AXA SA	3,834,310	84,947
BNP Paribas SA (a)	1,883,637	90,331
Capgemini SA	637,049	92,384
LVMH Moet Hennessy Louis Vuitton SE	280,169	169,389
SR Teleperformance SA	188,301	61,744
VINCI SA	786,437	72,925
Worldline SA (a)(c)	375,985	31,967

TOTAL FRANCE		603,687

Germany - 7.2%
adidas AG	233,785	74,332
Allianz SE	595,104	134,703
Deutsche Post AG	2,462,872	121,654
Exasol AG	813,522	22,707
Instone Real Estate Group BV (a)(c)	1,244,735	31,646
Linde PLC	211,653	51,884
Merck KGaA	160,900	26,887
Nexus AG	585,627	37,809
Rheinmetall AG	282,351	29,927
Shop Apotheke Europe NV (a)(c)	221,626	51,801
Siemens AG	1,002,005	155,573

TOTAL GERMANY		738,923

Hong Kong - 2.4%
AIA Group Ltd.	13,732,992	165,575
Antengene Corp.	10,377,524	23,032
Techtronic Industries Co. Ltd.	3,544,880	53,402

TOTAL HONG KONG		242,009

Hungary - 0.9%
OTP Bank PLC (a)	1,382,540	63,437
Richter Gedeon PLC	916,901	25,944

TOTAL HUNGARY		89,381

India - 4.7%
Avenue Supermarts Ltd. (a)(c)	505,358	18,391
Axis Bank Ltd. (a)	2,938,000	26,731
HDFC Bank Ltd. (a)	3,117,382	59,572
HDFC Bank Ltd. sponsored ADR (a)	1,624,919	117,157
Housing Development Finance Corp. Ltd.	4,460,615	145,573
Reliance Industries Ltd.	118,680	1,576
Reliance Industries Ltd.	2,499,500	63,189
Reliance Industries Ltd. sponsored GDR (c)	426,802	21,639
Sunteck Realty Ltd.	2,762,804	12,195
TCNS Clothing Co. Ltd. (a)(c)	1,743,291	9,553
Zomato Pvt Ltd. (b)(d)(e)	307	1,643

TOTAL INDIA		477,219

Indonesia - 0.2%
PT Bank Central Asia Tbk	8,823,469	21,257
Ireland - 2.7%
Cairn Homes PLC (a)	30,150,707	33,503
CRH PLC	1,843,684	75,655
Dalata Hotel Group PLC (f)	12,467,424	50,534
Flutter Entertainment PLC	239,800	44,767
Ryanair Holdings PLC sponsored ADR (a)	710,600	67,557

TOTAL IRELAND		272,016

Italy - 0.9%
GVS SpA (c)	644,646	11,696
Intesa Sanpaolo SpA	24,516,400	53,448
Reply SpA	223,544	27,399

TOTAL ITALY		92,543

Japan - 16.0%
Astellas Pharma, Inc.	2,623,917	42,592
Daiichi Sankyo Kabushiki Kaisha	2,519,688	80,947
FANUC Corp.	515,260	134,519
Hoya Corp.	1,012,182	129,440
Itochu Corp.	2,651,400	75,875
Kao Corp.	483,959	35,101
Keyence Corp.	251,151	134,609
Lifenet Insurance Co. (a)	1,186,859	16,181
Minebea Mitsumi, Inc.	3,271,380	72,427
Misumi Group, Inc.	1,010,927	32,863
Mitsubishi UFJ Financial Group, Inc.	6,157,849	27,807
Nintendo Co. Ltd.	125,514	72,250
Oracle Corp. Japan	397,073	46,817
ORIX Corp.	7,512,198	120,129
Persol Holdings Co. Ltd.	2,424,997	45,354
Recruit Holdings Co. Ltd.	1,742,030	75,774
Relo Group, Inc.	2,541,848	63,191
Renesas Electronics Corp. (a)	5,426,500	62,168
Shiseido Co. Ltd.	347,252	22,507
SMC Corp.	76,535	46,296
Sony Corp.	1,448,474	138,637
THK Co. Ltd.	1,329,862	42,151
TIS, Inc.	1,103,506	24,547
Z Holdings Corp.	9,436,083	58,592
ZOZO, Inc.	1,460,861	40,906

TOTAL JAPAN		1,641,680

Korea (South) - 2.5%
LG Chemical Ltd.	76,420	62,659
Samsung Electronics Co. Ltd.	1,738,400	127,459
Samsung SDI Co. Ltd.	108,150	70,979

TOTAL KOREA (SOUTH)		261,097

Luxembourg - 0.8%
B&M European Value Retail SA	3,429,500	25,149
Eurofins Scientific SA (a)	489,230	47,010
InPost SA	473,100	11,368

TOTAL LUXEMBOURG		83,527

Malta - 0.3%
Kambi Group PLC (a)	606,525	33,969
Netherlands - 4.8%
AerCap Holdings NV (a)	1,114,700	42,626
Airbus Group NV	777,886	78,222
ASML Holding NV (Netherlands)	398,439	212,708
IMCD NV	149,320	18,528
ING Groep NV (Certificaten Van Aandelen)	3,927,800	34,923
NXP Semiconductors NV	512,713	82,275
RHI Magnesita NV	448,001	23,817

TOTAL NETHERLANDS		493,099

New Zealand - 1.0%
EBOS Group Ltd.	1,527,791	31,421
Ryman Healthcare Group Ltd.	5,990,235	66,979

TOTAL NEW ZEALAND		98,400

Norway - 1.0%
Equinor ASA	2,368,839	42,824
Schibsted ASA (A Shares)	1,482,575	56,045

TOTAL NORWAY		98,869

Poland - 0.2%
Allegro.eu SA (a)(c)	1,089,400	21,495
South Africa - 0.3%
Naspers Ltd. Class N	145,048	33,554
Spain - 2.3%
Aena Sme SA (a)(c)	145,600	22,493
Amadeus IT Holding SA Class A	1,368,085	87,343
Cellnex Telecom SA (c)	1,638,699	96,071
Euskaltel, S.A. (c)	2,762,981	29,674

TOTAL SPAIN		235,581

Sweden - 4.7%
ASSA ABLOY AB (B Shares)	1,891,307	46,775
EQT AB	1,149,121	35,905
Ericsson (B Shares)	7,653,561	96,369
Indutrade AB	3,405,285	70,010
Nibe Industrier AB (B Shares)	903,956	30,235
Nordnet AB	2,039,100	32,845
Readly International AB (g)	1,451,179	12,851
Securitas AB (B Shares)	3,336,742	51,611
Stillfront Group AB (a)	4,695,950	49,987
Svenska Handelsbanken AB (A Shares)	5,062,950	50,473

TOTAL SWEDEN		477,061

Switzerland - 9.4%
Dufry AG (a)	302,398	16,323
Lonza Group AG	150,382	96,049
Nestle SA (Reg. S)	2,281,312	255,729
Partners Group Holding AG	75,746	89,671
Roche Holding AG (participation certificate)	735,367	253,784
Schindler Holding AG (participation certificate)	146,797	38,811
Sika AG	218,717	59,520
Swiss Re Ltd.	1,134,011	100,142
Zur Rose Group AG (a)	123,045	56,567

TOTAL SWITZERLAND		966,596

Taiwan - 1.5%
MediaTek, Inc.	1,546,000	48,294
Taiwan Semiconductor Manufacturing Co. Ltd.	4,969,000	104,980

TOTAL TAIWAN		153,274

Thailand - 0.3%
Thai Beverage PCL	49,829,304	30,946
United Kingdom - 11.8%
Anglo American PLC (United Kingdom)	3,103,331	102,644
AstraZeneca PLC (United Kingdom)	1,198,716	122,282
Beazley PLC	6,789,996	28,971
Big Yellow Group PLC	2,128,306	32,252
Bytes Technology Group PLC	2,558,300	12,619
Compass Group PLC	5,203,056	92,941
Dart Group PLC	1,084,400	19,598
Dechra Pharmaceuticals PLC	883,693	43,661
Diageo PLC	2,338,489	93,884
Dr. Martens Ltd. (a)	2,821,300	14,303
HomeServe PLC	2,726,541	39,001
JD Sports Fashion PLC	5,518,436	56,481
JTC PLC (c)	4,466,595	37,209
Lloyds Banking Group PLC	68,884,040	30,910
London Stock Exchange Group PLC	955,702	113,456
M&G PLC	33,338,237	80,348
Ocado Group PLC (a)	1,515,652	57,669
Prudential PLC	5,612,457	89,796
RELX PLC (London Stock Exchange)	1,638,100	40,681
THG PLC	1,914,482	18,913
Vistry Group PLC	2,745,233	31,708
WH Smith PLC	1,263,200	26,481
Zegona Communications PLC (f)	18,824,697	26,437

TOTAL UNITED KINGDOM		1,212,245

United States of America - 1.9%
Freeport-McMoRan, Inc.	1,075,100	28,931
Hilton Worldwide Holdings, Inc.	463,500	46,994
Marriott International, Inc. Class A	408,300	47,489
MercadoLibre, Inc. (a)	42,264	75,209

TOTAL UNITED STATES OF AMERICA		198,623

TOTAL COMMON STOCKS
(Cost $6,981,500)		9,982,594

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.3%
China - 0.2%
ByteDance Ltd. Series E1 (b)(e)	131,235	14,380
dMed Biopharmaceutical Co. Ltd. (Class C) (b)(e)	727,754	10,336
		24,716
India - 0.0%
Zomato Pvt Ltd.:
Series B (b)(d)(e)	12	64
Series E (b)(d)(e)	80,388	0
Series G (b)(d)(e)	7	37
Series J7 (b)(e)	466	2,494
		2,595
United Kingdom - 0.1%
Roofoods Ltd. Series H (b)(e)	5,000	4,389

TOTAL CONVERTIBLE PREFERRED STOCKS		31,700

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen AG	556,342	105,620
TOTAL PREFERRED STOCKS
(Cost $128,862)		137,320

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (h)	77,159,684	77,175
Fidelity Securities Lending Cash Central Fund 0.09% (h)(i)	88,298	88
TOTAL MONEY MARKET FUNDS
(Cost $77,263)		77,263
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $7,187,625)		10,197,177
NET OTHER ASSETS (LIABILITIES) - 0.4%		38,938
NET ASSETS - 100%		$10,236,115

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $612,685,000 or 6.0% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,343,000 or 0.3% of net assets.

 (f) Affiliated company

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ByteDance Ltd. Series E1	11/18/20	$14,380
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$10,336
Roofoods Ltd. Series H	1/15/21	$4,389
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$1,264
Zomato Pvt Ltd. Series B	1/22/21	$49
Zomato Pvt Ltd. Series E	1/22/21	$0
Zomato Pvt Ltd. Series G	1/22/21	$29
Zomato Pvt Ltd. Series J7	12/9/20	$1,898

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$13
Fidelity Securities Lending Cash Central Fund	182
Total	$195

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$18,669	$25,585	$--	$--	$--	$6,280	$50,534
Zegona Communications PLC	27,072	--	2	--	--	(633)	26,437
Total	$45,741	$25,585	$2	$--	$--	$5,647	$76,971

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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